COMMON STOCK (Details Narrative) - USD ($)		3 Months Ended				6 Months Ended		12 Months Ended
	May 02, 2025	Jun. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Issuance of common shares for equity financing at cost		$ 763,035			$ 30,000
Net proceeds						$ 763,035		$ 1,325,807
Investor [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Issuance of common shares for equity financing at cost, shares	46,410,339						803,536
Sale of common stock value	$ 3,000,000
Issuance of common shares for equity financing at cost						769,610	$ 30,000
Finance cost						6,575
Net proceeds						$ 763,035
Investor [Member] | Purchase Agreement [Member] | Minimum [Member]
Class of Stock [Line Items]
Shares price		$ 0.0155				$ 0.0155
Investor [Member] | Purchase Agreement [Member] | Maximum [Member]
Class of Stock [Line Items]
Shares price		$ 0.0194				$ 0.0194
Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued			37,382,313	25,245,680				63,431,529	0
Issuance of common shares for equity financing at cost, shares		46,410,339			803,536			1,325,472	1,325,472
Issuance of common shares for equity financing at cost		$ 4,641			$ 80
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Temporary Equity, Shares Outstanding		34,461	34,853			34,461		34,853
Temporary Equity, Carrying Amount, Attributable to Parent		$ 3,446,113	$ 3,485,313			$ 3,446,113		$ 3,485,313
Temporary Equity, Par or Stated Value Per Share			$ 100					$ 100
Preferred Stock, Convertible, Conversion Price		$ 0.0014	$ 0.0014			$ 0.0014		$ 0.0014